Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   November 2, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE: Daily Assets Fund Institutional (the "Fund"), a series of DWS Institutional Funds (the "Trust") (Reg. Nos. 33-34079, 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 81 to the Trust's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on October 28, 2009.


Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                Very truly yours,


                                /s/Scott D. Hogan

                                Scott D. Hogan
                                Vice President
                                Deutsche Investment Management Americas Inc.

cc:      Adam Schlichtmann, Esq., Ropes & Gray